UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Institutional Investment Manger Filing this Report:
				Name: 			Nuance Investments, LLC
				Address: 		One Ward Parkway
       							Suite 126
							Kansas City, MO 64112
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913) 647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			February 11, 2011

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information TAble Value Total:  $167,629 (in thousands)

FORM 13F INFORMATION TABLE
                                                                                              Voting Authority
                                                                                   --------------------------
                                           Value   Shares/        Sh/ Put/ Invstmt   Other
Name of Issuer     Title of        CUSIP (x$1000)  Prn Amt        Prn Call Dscretn Managers   Sole Shared  None
---------------------------    --------- -------- --------        --- ---- ------- --------------------------------

3M Co                  COM     88579y101     6872     79634        SH         Sole            79634
Accenture PLC Irela    COM     g1151c101      574     11830        SH         Sole            11830
Allstate Corp          COM     020002101      431     13528        SH         Sole            13528
Analogic Corp          COM     032657207      310      6270        SH         Sole             6270
AON Corp               COM     037389103      599     13010        SH         Sole            13010
Aspen Insurance Hol    COM     g05384105      452     15800        SH         Sole            15800
Beckman Coulter Inc    COM     075811109     6997     93009        SH         Sole            93009
Bemis Inc              COM     081437105      297      9080        SH         Sole             9080
Best Buy Inc           COM     086516101      300      8750        SH         Sole             8750
Cabot Microelectron    COM     12709p103      575     13880        SH         Sole            13880
Campbell Soup Co       COM     134429109      771     22200        SH         Sole            22200
Chubb Corp             COM     171232101     7613    127650        SH         Sole           127650
Cintas Corp            COM     172908105      844     30180        SH         Sole            30180
Clorox Co              COM     189054109     3339     52770        SH         Sole            52770
Commerce Bancshares    COM     200525103      308    7748.5        SH         Sole           7748.5
Conagra Foods Inc      COM     205887102     1559     69050        SH         Sole            69050
DENTSPLY Intl Inc      COM     249030107      462     13510        SH         Sole            13510
Diebold Inc            COM     253651103     3175     99050        SH         Sole            99050
EQT Corp               COM     26884l109     5455    121650        SH         Sole           121650
Exxon Mobil Corp       COM     30231g102     5876  80361.79        SH         Sole         80361.79
General Mills Inc      COM     370334104     3256     91490        SH         Sole            91490
Graham Packaging Co    COM     384701108     4516    346294        SH         Sole           346294
Great Plains Energy    COM     391164100    14057    724970        SH         Sole           724970
Hasbro Inc             COM     418056107      281      5950        SH         Sole             5950
HCC Insurance Holdi    COM     404132102      768     26550        SH         Sole            26550
Heinz H J Co           COM     423074103      559     11293        SH         Sole            11293
Helmerich & Payne I    COM     423452101     2955     60960        SH         Sole            60960
Hubbell Inc Cl B       COM     443510201      366      6090        SH         Sole             6090
Hudson City Bancorp    COM     443683107     3865    303370        SH         Sole           303370
Illinois Tool Works    COM     452308109      466      8730        SH         Sole             8730
Imperial Oil Ltd       COM     453038408     5688    140380        SH         Sole           140380
Intel Corp             COM     458140100     2263 107628.08        SH         Sole         107628.1
International Game     COM     459902102      483     27320        SH         Sole            27320
International Speed    COM     460335201      348     13313        SH         Sole            13313
ITT Corp               COM     450911102      463      8890        SH         Sole             8890
Johnson & Johnson      COM     478160104    12591 203573.44        SH         Sole         203573.4
Kaydon Corp            COM     486587108     3702     90920        SH         Sole            90920
Kellogg Co             COM     487836108     2976     58270        SH         Sole            58270
Kimberly Clark Corp    COM     494368103     7420    117707        SH         Sole           117707
Landauer Inc           COM     51476k103      303      5045        SH         Sole             5045
Lockheed Martin Cor    COM     539830109      299      4280        SH         Sole             4280
Lowes Cos Inc          COM     548661107     7152    285160        SH         Sole           285160
Marsh & McLennan Co    COM     571748102      447     16358        SH         Sole            16358
Medtronic Inc          COM     585055106      617     16640        SH         Sole            16640
MetLife Inc            COM     59156r108      463     10410        SH         Sole            10410
Molex Inc              COM     608554101     1061     46682        SH         Sole            46682
Morgan Stanley         COM     617446448      236      8690        SH         Sole             8690
Northern Trust Corp    COM     665859104     6619    119460        SH         Sole           119460
Northrop Grumman Co    COM     666807102      484      7478        SH         Sole             7478
Northwest Bancshare    COM     667340103      528     44870        SH         Sole            44870
Patterson Companies    COM     703395103     6018    196475        SH         Sole           196475
Peoples United Fina    COM     712704105     3338    238237        SH         Sole           238237
Portland Gen Elec C    COM     736508847     3929    181038        SH         Sole           181038
Republic Services I    COM     760759100     2802     93830        SH         Sole            93830
Rockwell Collins In    COM     774341101      761     13063        SH         Sole            13063
Schwab Charles Corp    COM     808513105     2779    162410        SH         Sole           162410
Southwestern Energy    COM     845467109     1105     29510        SH         Sole            29510
Steris Corp            COM     859152100      293      8040        SH         Sole             8040
Stryker Corp           COM     863667101     3439     64035        SH         Sole            64035
Synopsys Inc           COM     871607107     4980    185070        SH         Sole           185070
Texas Instruments I    COM     882508104     3072     94511        SH         Sole            94511
Ultra Petroleum Cor    COM     903914109      461      9640        SH         Sole             9640
US Ecology Inc         COM     91732j102      449     25820        SH         Sole            25820
Waste Connections I    COM     941053100      454     16500        SH         Sole            16500
Westar Energy Inc      COM     95709t100      449     17840        SH         Sole            17840
Xilinx Inc             COM     983919101      776     26780        SH         Sole            26780
Smith & Nephew PLC Sp ADR      83175m205      481      9160        SH         Sole             9160